CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Net income (loss)	$ 129,900,000	$ 100,900,000	$ 156,400,000
Other comprehensive income (loss), net of tax:
Translation adjustment changes	(26,700,000)	(46,100,000)	(54,000,000)	(16,500,000)
Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, Net of Tax	2,100,000	0	2,100,000	3,100,000
Other, (net of tax of 2013: $0 and 2012: $0)	100,000	200,000	100,000	100,000
Defined benefit pension plans
Net gains (losses) arising during the period, (net of tax of 2013: $1.5 and 2012: $1.2)	2,300,000	3,900,000	5,400,000	3,700,000
Defined benefit pension plans	2,300,000	3,900,000	5,400,000	3,700,000
Other comprehensive income (loss)	(22,200,000)	(42,000,000)	(46,400,000)	(9,600,000)
Comprehensive income attributable to The Hertz Corporation and Subsidiaries' common stockholder	$ 107,700,000	$ 58,900,000	$ 110,000,000	$ 43,100,000